SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Credit Loss [Abstract]
Accounts receivable	$ 11,794,623	$ 4,615,470
Less: allowance for doubtful accounts	(13,520)	(13,004)
Accounts receivable, net	$ 11,781,103	$ 4,602,466